UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	        Merriman Wealth Management, LLC
Address:	800 Fifth Avenue, Suite 2900
		Seattle, Washington 98104

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:

Name:	Stephanie Brown
Title:	Chief Compliance Officer
Phone:	206-285-8877
Signature, Place and Date of Signing:

	Stephanie Brown     Seattle, Washington	   April 15, 2013

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of Other Mangers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$190327

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AdvisorShares Trim Tabs Float  ETF              00768Y818      827    21100 SH       SOLE                21100                  0
Central Fund of Canada         ETF           	153501101      356    18355 SH       SOLE                18000                355
Guggenheim Timber              ETF              18383Q879     2818   122380 SH       SOLE                    0             122380
iShares Barclays 1-3 Year Trea ETF      	464287457     7677    90889 SH       SOLE                    0              90889
iShares Dow Jones US Real Esta ETF           	464287739     6628    95395 SH       SOLE                    0              95395
iShares EAFE Value             ETF       	464288877    13030   261976 SH       SOLE                    0             261976
iShares EMU Fund               ETF       	464286608     1905    58333 SH       SOLE                15100              43233
iShares Germany Fund           ETF       	464286806      519    21200 SH       SOLE                21200                  0
iShares Lehman US Aggregate Bo ETF        	464287226     9346    84404 SH       SOLE                    0              84404
iShares Morningstar Large Core ETF              464287127     6816    74021 SH       SOLE                    0              74021
iShares Morningstar Small Val  ETF              464288703     6947    67111 SH       SOLE                    0              67111
iShares MSCI USA Min Volatilit ETF              46429B697     1757    53636 SH       SOLE                    0              53636
iShares MSCI EAFE Index        ETF       	464287465     9829   166657 SH       SOLE                54100        	   112557
iShares MSCI EAFE Small Cap    ETF              464288273     7601   172899 SH       SOLE                16900        	   155999
iShares MSCI Ireland Capped In ETF              46429B507      941    33100 SH       SOLE                33100                  0
iShares MSCI Japan             ETF       	464286848      366    33900 SH       SOLE                33900                  0
iShares MSCI Thailand          ETF       	464286624     1549    17003 SH       SOLE                    0              17003
iShares MSCI Turkey            ETF       	464286715     1476    20738 SH       SOLE                    0              20738
iShares S&P 500 Value          ETF         	464287408     6773    91774 SH       SOLE                    0              91774
iShares Russell Mid Cap Value  ETF              464287473    11479   201383 SH       SOLE                32300             169083
iShares Russell Mid cap Index  ETF              464287499     9593    75361 SH       SOLE                    0              75361
iShares S&P Midcap 400 Value   ETF              464287705     1735    17194 SH       SOLE                    0              17194
JP Morgan Alerian MLP Index    ETF              46625H365      810    17800 SH       SOLE                16800               1000
Nuveen Dividend Adv Muni 3     ETF      	67070X101      254    16988 SH       SOLE                16988                  0
Nuveen Dividend Adv Muni 2     ETF      	67070F100      311    20533 SH       SOLE                20533                  0
Nuveen Dividend Adv Muni Inc   ETF              67071L106      182    12200 SH       SOLE                12200                  0
Nuveen Municipal Market Oppty  ETF              67062W103      180    12500 SH       SOLE                12500                  0
Nuveen Performance Plus Muni   ETF              67062P108      323    20222 SH       SOLE                19222               1000
Nuveen Premium Income Muni     ETF              67062T100      312    21310 SH       SOLE                21310                  0
Nuveen Quality Income Muni     ETF              670977107      390    25562 SH       SOLE                24062               1500
Nuveen Select Quality Muni     ETF              670973106      510    33935 SH       SOLE                30935               3000
Pimco Total Return ETF         ETF       	72201R775     8868    80783 SH       SOLE                    0              80783
Powershares FTSE RAFI Dev ex U ETF              73936T789     6505   175955 SH       SOLE                    0             175955
PowerShares High Yield Dividen ETF              73935X302     6715   635324 SH       SOLE                    0             635324
Powershares Buyback Achievers  ETF              73935X286     3560   104579 SH       SOLE                22400              82179
SPDR Financial Select          ETF           	81369Y605      910    50000 SH       SOLE                50000                  0
SPDR Index Shs DJ Wils Intl    ETF              78463X863     7258   168746 SH       SOLE                16200             152546
SPDR S&P 500 Index             ETF         	78462F103     1034     6601 SH       SOLE                 6600                  1
SPDR S&P Emerging Markets Smal ETF              78463X756      374     7800 SH       SOLE                 7800                  0
SPDR S&P Intl Small Cap        ETF              78463X871     7364   240260 SH       SOLE                18600        	   221660
Streetracks Gold Trust         ETF           	863307104      573     3712 SH       SOLE                 3300                412
Vanguard Global ex-US Real Est ETF              922042676     1491    25988 SH       SOLE                    0              25988
Vanguard High Dividend Yield   ETF              921946406     1542    28128 SH       SOLE                    0              28128
Vanguard Pacific Stock         ETF       	922042866     4006    69035 SH       SOLE                    0              69035
Vanguard Small Cap             ETF         	922908751    10134   111175 SH       SOLE                36100         	    75075
Vanguard Small Cap Value       ETF              922908611     5920    72060 SH       SOLE                52900              19160
Vanguard Viper European        ETF       	922042874     5019   102148 SH       SOLE                35500              66648
WisdomTree DIEFA High Yield Di ETF       	97717W802     1439    34541 SH       SOLE                    0              34541
Wisdomtree Emerging Markets Eq ETF       	97717W315     2464    44758 SH       SOLE                    0              44758
WisdomTree Emerging Markets Sm ETF              97717W281      382     7400 SH       SOLE                 7400                  0
Wisdomtree Intl Small Cap      ETF              97717W760     1529    27590 SH       SOLE                    0              27590